Bank Debt, detail 2 (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure
2017	$ 32,470
2018	13,960
2019	49,038
2020	64,192
2021	89,000
2022 and thereafter	365,161
Total debt	$ 613,821	$ 671,693